Concentrations - Schedule of Revenues (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	35.40%	17.20%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.50%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.60%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.70%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.80%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.20%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.20%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.70%	15.70%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.50%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.20%
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.50%
Supplier Concentration Risk [Member] | Supplier H [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		20.40%